Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2022
Disclosure of cash and cash equivalents [line items]
Cash and Cash Equivalents
14.
Cash and cash equivalents

Cash and cash equivalents breakdown is presented below:

	2022	2021
Own Balances	247,833	227,913
Merchant Clients Funds	220,259	108,284
	468,092	336,197

As of December 31, 2022, USD 468,092 (USD 336,197 on December 31, 2021) represents cash on hand, demand deposits with financial institutions and other short -term liquid financial instruments.

Own Balances correspond to cash and cash equivalents of the Group while Merchant Clients Funds correspond to freely available funds collected from the merchant customers, that can be invested in secure, liquid low-risk assets until they are transferred to the merchants in accordance with the agreed conditions with them.